CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim Total Return Bond ETF
(the “Fund”)

Supplement to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated December 29, 2016, as supplemented

Effective immediately, the “Summary Information—Guggenheim Total Return Bond ETF (GTO)—Management of the Fund” section of the Prospectus is hereby deleted and replaced with the following:

Guggenheim Partners Investment Management, LLC serves as the investment adviser of the Fund. The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal, Steve Brown, CFA, and Adam Bloch. Messrs. Minerd, Michal and Brown and Ms. Walsh have each managed the Fund’s portfolio since the Fund’s inception in February 2016. Mr. Bloch has managed the Fund’s portfolio since January 2017.

Effective immediately, the first paragraph of the “Investment Management Services—Portfolio Managers” section of the Prospectus is hereby deleted and replaced with the following:

The portfolio managers who are currently responsible for the day-to-day management of the Fund’s portfolio are B. Scott Minerd, Anne Walsh, CFA, James Michal, Steve Brown, CFA, and Adam Bloch. Messrs. Minerd, Michal and Brown and Ms. Walsh have each managed the Fund’s portfolio since the Fund’s inception in February 2016. Mr. Bloch has managed the Fund’s portfolio since January 2017.

Effective immediately the following is hereby added to the “Investment Management Services—Portfolio Managers” section of the Prospectus:

Mr. Bloch is a Director and Portfolio Manager of Guggenheim. Mr. Bloch joined Guggenheim in 2012. He works directly with sector traders, research heads, and risk managers and is responsible for buy and sell recommendations, day-to-day risk monitoring, and various special projects for Guggenheim Total Return mandates. In addition to his fixed-income responsibilities, Mr. Bloch helps with implementation of various macro overlays on certain portfolios. Prior to joining Guggenheim Investments, he worked in Leveraged Finance at Bank of America Merrill Lynch in New York where he structured high yield bonds and leveraged loans for leveraged buyouts, restructurings, and corporate refinancing across multiple industries. Mr. Bloch graduated from the University of Pennsylvania.

Effective immediately, the “Management—Remuneration of Trustees and Officers—Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Portfolio Managers.  B. Scott Minerd, Anne Walsh, CFA, James Michal, Steve Brown, CFA, and Adam Bloch serve as portfolio managers for the Fund and are responsible for the day-to-day management of the Fund’s portfolio. Messrs. Minerd, Michal and Brown and Ms. Walsh have each managed the Fund’s portfolio since the Fund’s inception in February 2016. Mr. Bloch has managed the Fund’s portfolio since January 2017.

Effective immediately, the following is hereby added to the “Management—Remuneration of Trustees and Officers—Other Accounts Managed by the Portfolio Managers” section of the SAI:

Adam Bloch:*

TYPE OF ACCOUNT	NUMBER OF ACCOUNTS	TOTAL ASSETS IN THE ACCOUNTS	NUMBER OF ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE	TOTAL ASSETS IN THE ACCOUNTS IN WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
Registered Investment Companies	5	$8,621,380,687	0	$0
Other Pooled Investment Vehicles	1	$145,400,114	0	$0
Other Accounts	0	$0	0	$0

 ___________
*As of December 31, 2016

Effective immediately, the “Management—Remuneration of Trustees and Officers—Securities Ownership of the Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Securities Ownership of the Portfolio Managers. As of August 31, 2016, Messrs. Minerd, Michal and Brown and Ms. Walsh did not own any shares of the Fund. As of January 31, 2017, Mr. Bloch did not own any shares of the Fund.

Claymore Exchange-Traded Fund Trust 2
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

February 3, 2017	GTO-COMBO-SUP